U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                         ANNUAL NOTICE OF SECURITES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:    CDC Nvest Funds Trust I
                                    399 Boylston Street
                                    Boston, Massachusetts 02116


 2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
              CDC Nvest Star Advisers Fund
              CDC Nvest Star Growth Fund
              CDC Nvest Star Value Fund
              CGM Advisor Targeted Equity Fund
              Hansberger International Fund
              Vaughan Nelson Small Cap Value Fund
              Westpeak Capital Growth Fund                                 [   ]

 3.  Investment Company Act File Number:  811-4323

     Securities Act File Number: 02-98326

 4(a).Last day of fiscal year for which this Form is filed: December 31, 2004

4(b).[ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

 5.      Calculation of registration fee:

     (i) Aggregate sale price of securities sold
         during the fiscal year pursuant to
         section 24(f):                                             $178,854,491

     (ii)Aggregate price of securities redeemed
         or repurchased during the fiscal year:                     $491,685,197

     (iii)Aggregate price of securities redeemed
         or repurchased during any PRIOR fiscal
         year ending no earlier than October 11,
         1995 that were not previously used to
         reduce registration fees payable to
         the Commission:                                          $1,878,077,524

     (iv)Total available redemption credits
         [add items 5(ii) and 5(iii)]:                            $2,369,762,721

     (v) Net sales -- if item 5(i) is greater
         than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:                                                     $0


    (vi) Redemption credits available for use
                  in future years -- if Item 5(i) is
                  less than Item 5(iv) [subtract Item
                  5(iv) from Item 5(i)]:                        ($2,190,908,230)

     (vii)        Multiplier for determining registration
                  fee (See Instruction C.9):                           x.0001177

     (viii)       Registration fee due [multiply Item 5(v)
                  by Item 5(vii)] (enter "0" if no fee
                  is due):                                                  = $0
                                                                  --------------
                                                                  --------------

 6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.   Interest due -- if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                         $0

8.   Total of the amount of the registration fee due plus any interest due [Item
     5(viii) plus Item 7]:                                                    $0

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:


                           [  ]  Wire Transfer
                           [  ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)            ________/s/ MICHAEL KARDOK_________________
                                                     Michael Kardok, Treasurer

Date: March 30, 2005